Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Income) (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Income tax benefit - net												$ (48,044)	$ (37,742)	$ (47,699)
Interest on long-term debt	$ (27,695)			$ (26,659)						$ (55,341)	$ (53,099)	(108,104)	(104,602)	(103,435)
Amortization of redemption premiums and expense on debt	(1,335)			(1,316)						(2,669)	(2,635)	(5,275)	(5,075)	(4,875)
NET INCOME	$ (5,265)	$ 14,128	$ 28,471	$ 11,663	$ 23,706	$ 5,464	$ 27,336	$ 9,588	$ 21,661	$ 16,944	$ 35,369	77,968	64,049	71,996
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of subsidiaries												106,252	93,344	101,023
Income tax benefit - net												21,227	19,971	20,181
Interest on long-term debt												(49,000)	(49,000)	(49,000)
Amortization of redemption premiums and expense on debt												(2,765)	(2,581)	(2,417)
Other -net												(959)	(898)	(1,004)
NET INCOME												$ 74,755	$ 60,836	$ 68,783